Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Third party sales	$ 48,178,325	$ 54,803,181	$ 103,317,145	$ 103,461,809	$ 88,244,403
Related party sales	11,751	29,666	29,196	575,901	816,607
Total revenues	48,190,076	54,832,847	103,346,341	104,037,710	89,061,010
Cost of revenues	31,019,347	33,941,115	65,247,864	64,232,469	51,900,823
Gross profit	17,170,729	20,891,732	38,098,477	39,805,241	37,160,187
Operating expenses
Selling	3,161,070	3,311,649	7,109,524	6,457,801	6,624,332
General and administrative	3,452,610	4,799,711	12,468,551	4,361,472	4,577,570
Research and development	1,460,376	1,642,204	2,962,904	2,725,014	2,492,059
Written-off Tai He deposit		2,469,466	4,755,536
Total operating expenses	8,074,056	12,223,030	27,296,515	13,544,287	13,693,961
Income from operations	9,096,673	8,668,702	10,801,962	26,260,954	23,466,226
Other (income) expense:
Interest expense	128,973	98,805	194,667	180,744	137,160
Interest income	(361,532)	(19,725)	(63,725)	(23,855)	(36,583)
Currency exchange gain	119,193	(449,217)	(273,432)	(174,413)	(393,478)
Other expense, net	114,298	50,180	53,205	50,437	25,551
Total other (income) expenses	932	(319,957)	(89,285)	32,913	(267,350)
Income before income tax provision	9,095,741	8,988,659	10,891,247	26,228,041	23,733,576
Income taxes expense	2,064,212	2,433,772	4,713,543	5,278,462	4,688,321
Net income	7,031,529	6,554,887	6,177,704	20,949,579	19,045,255
Net loss attributable to non-controlling interests	(30,478)		(65,265)
Net income attributable to shareholders	7,062,007	6,554,887	6,242,969	20,949,579	19,045,255
Foreign currency translation adjustment – gain / (loss)	(6,319,857)	(6,133,093)	(9,155,028)	2,083,243	4,759,973
Comprehensive (loss) income	711,672	421,794	(2,977,324)	23,032,822	23,805,228
Comprehensive loss attributable to non-controlling interests	(56,278)		(79,167)
Comprehensive (loss) income attributable to shareholders	$ 767,950	$ 421,794	$ (2,898,157)	$ 23,032,822	$ 23,805,228
Weighted average number of ordinary shares - basic (in Shares)	23,940,000	22,873,370	23,411,068	20,000,000	20,000,000
Basic net income per ordinary share (in Dollars per share)	$ 0.29	$ 0.29	$ 0.27	$ 1.05	$ 0.95